CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (11,484)	$ (2,431)	$ (2,169)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Loss on disposal of fixed assets			3
Depreciation and amortization	33	39	77
Changes in trading marketable securities, net	561	255	(816)
Gain from available for sale marketable securities, net	(11)
Changes in accrued liability for employee severance benefits, net of retirement fund profit	81	69	14
Share-based compensation	197	505	355
Non cash finance expenses, net	9,925	1,203	707
Changes in operating asset and liabilities:
Decrease in trade and other receivable	(338)	(338)	(35)
Decrease (increase) in other non-current assets	(24)	6	1
Increase (decrease) in accounts payable and accruals	346	920	(526)
Net cash provided by (used in) operating activities	(714)	228	(2,389)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(219)	(1)
Purchase of available for sale marketable securities	(11,107)
Proceeds from sale of available for sale marketable securities	3,977
Amounts funded in respect of employee severance benefits		(34)	(33)
Net cash used in investing activities	(7,349)	(35)	(33)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible loans			333
Long-term bank borrowings	102
Payments in respect of bank borrowings	(12)
Proceeds from issuance of preferred A shares and warrants, net of issuance costs	8,157
Proceeds from issuance of ordinary Shares through an initial public offering , net of issuance costs	41,092
Proceeds from issuance of convertible loans together with ordinary shares		1,500	1,448
Net cash provided by financing activities	49,339	1,500	1,781
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	41,276	1,693	(641)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(15)	(80)	(34)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	1,747	134	809
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	43,008	1,747	134
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS
Conversion of convertible loans into preferred A shares and warrants	8,096
Conversion of Preferred A Shares into ordinary shares	13,438
Conversion of warrants from preferred A warrants to ordinary share warrants	$ 8,494